Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Summary of Company's and Bank's Actual Capital Amounts and Ratios
The Company’s and Bank’s actual capital amounts and ratios are presented in the following table.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2018
Total Capital (to Risk-Weighted Assets)
Consolidated	$53,461	12.0%	$35,720	8.0%	N/A	N/A
Unified	50,690	11.4	35,643	8.0	$44,554	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$47,418	10.6%	$20,092	4.5%	N/A	N/A
Unified	48,647	10.9	20,049	4.5	$28,960	6.5%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$51,418	11.5%	$26,790	6.0%	N/A	N/A
Unified	48,647	10.9	26,733	6.0	$35,643	8.0%

Tier I Capital (to Average Assets)
Consolidated	$51,418	8.8%	$23,275	4.0%	N/A	N/A
Unified	48,647	8.4	23,189	4.0	$28,986	5.0%

As of December 31, 2017
Total Capital (to Risk-Weighted Assets)
Consolidated	$49,590	13.2%	$30,149	8.0%	N/A	N/A
Unified	44,637	11.9	30,026	8.0	$37,532	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$43,468	11.5%	$16,959	4.5%	N/A	N/A
Unified	42,515	11.3	16,889	4.5	$24,396	6.5%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$47,468	12.6%	$22,612	6.0%	N/A	N/A
Unified	42,515	11.3	22,519	6.0	$30,026	8.0%

Tier I Capital (to Average Assets)
Consolidated	$47,468	10.6%	$17,904	4.0%	N/A	N/A
Unified	42,515	9.4	18,017	4.0	$22,521	5.0%